Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net loss	$ (12,860)	$ (82,905)	$ (37,227)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, Depletion and Amortization		3,322	1,341
Share-based compensation (net of amount capitalized)		23,810	5,905
Loss on disposal of property and equipment	8	43	8
Changes in operating assets and liabilities
Prepaid expenses and other current assets		(15,841)	(5,758)
Long-term deposits		(724)	0
Right of use asset, net		1,870
Accounts payable		362	2,026
Accrued expenses and other liabilities		1,772	10,965
Lease liability		74
Net cash used in operating activities		(68,217)	(22,740)
Cash flows from investing activities:
Purchases of property and equipment		(16,754)	(8,355)
Purchase of intangible assets		0	(412)
Net cash used in investing activities		(16,754)	(8,767)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs		108,829	156,487
Net cash provided by financing activities		108,829	156,487
Effect of exchange rate changes on cash and restricted cash		(11,366)	(6,875)
Net increase in cash and restricted cash		12,492	118,105
Cash and restricted cash, beginning of period		217,555	128,984
Cash and restricted cash, end of period	247,089	230,047	247,089
Supplemental cash flow information
Property and equipment purchases included in accounts payable and accrued expenses		1,471	328
Capitalized share-based compensation	0	130	0
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Total cash and restricted cash	$ 247,089	$ 217,555	$ 128,984